BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements have been prepared on a historical cost basis except for certain items that are measured at fair value including marketable securities. All dollar amounts presented are in thousands of United States dollars unless otherwise specified.

These consolidated financial statements incorporate the financial statements of the Company and its controlled subsidiaries. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.

References made throughout the consolidated financial statements to “US dollar” or “USD” are to United States dollars, “C$” or “CAD” are to Canadian dollars, “MXN” are to Mexican pesos, “BOB” are to Bolivian bolivianos. All references are in thousands, unless otherwise noted.